Cash flow statement - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Net profit for the year	kr 38,628	kr 38,130	kr 37,925
Reversal of non-cash items:
Income taxes in the income statement	8,987	10,550	9,873
Depreciation, amortisation and impairment losses	3,925	3,182	3,193
Other non-cash items	6,098	2,027	3,882
Change in working capital	(3,370)	(3,634)	(3,708)
Interest received	51	101	114
Interest paid	(89)	(87)	(66)
Income taxes paid	(9,614)	(9,101)	(2,899)
Net cash generated from operating activities	44,616	41,168	48,314
Purchase of intangible assets	(2,774)	(1,022)	(1,199)
Proceeds from sale of property, plant and equipment	13	9	7
Purchase of property, plant and equipment	(9,636)	(7,626)	(7,068)
Proceeds from sale of other financial assets	178	73	23
Purchase of other financial assets	(248)	(40)	(112)
Sale of marketable securities	0	2,009	2,064
Purchase of marketable securities	0	0	(531)
Proceeds from the partial divestment of associated company	368	0	0
Dividend received from associated company	19	26	26
Net cash used in investing activities	(12,080)	(6,571)	(6,790)
Purchase of treasury shares, net	(15,567)	(16,845)	(15,057)
Dividends paid	(19,048)	(18,844)	(23,830)
Proceeds from borrowings, net	94	0	0
Net cash used in financing activities	(34,521)	(35,689)	(38,887)
Net cash generated from activities	(1,985)	(1,092)	2,637
Cash and cash equivalents at the beginning of the year	17,158	18,461	15,850
Reclassification of bank overdraft to financing activities	412	0	0
Exchange gains/(losses) on cash and cash equivalents	44	(211)	(26)
Cash and cash equivalents at the end of the year	kr 15,629	kr 17,158	kr 18,461